STOCK OPTIONS AND WARRANTS (Details 2)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options Outstanding, Number of Option	2,068,605
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 11 days
Vested and Exercisable, Number of Option	439,580
Vested and Exercisable,Weighted Average Exercise Price | $ / shares	$ 0.0026
Exercise Price 0.0026 [Member]
Options Outstanding, Number of Option	2,068,605
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 11 days
Vested and Exercisable, Number of Option	439,580
Vested and Exercisable,Weighted Average Exercise Price | $ / shares	$ 0.0026